N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co.
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract)	1.19%[1,2]	1.50%[1,2]
	Investment options HR 10 Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]
	Investment options SEP Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]
	Investment options Group IRA Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]
	Investment options Corporate 401 Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge equal to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000741863% The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

Ongoing Fees and Expenses (annual charges)	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate HR 10 Contract: $1,556	Highest Annual Cost Estimate: HR 10 Contract: $1,728
Lowest Annual Cost Estimate SEP Contract: $1,556	Highest Annual Cost Estimate SEP Contract: $1,728
Lowest Annual Cost Estimate Group IRA Contract: $0	Highest Annual Cost Estimate Group IRA Contract: $0
Lowest Annual Cost Estimate Corporate 401 Contract: $1,556	Highest Annual Cost Estimate Corporate 401 Contract: $1,728

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract)	1.19%[1,2]	1.50%[1,2]
	Investment options HR 10 Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]
	Investment options SEP Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]
	Investment options Group IRA Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]
	Investment options Corporate 401 Contract (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge equal to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000741863% The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

Ongoing Fees and Expenses (annual charges)	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate HR 10 Contract: $1,556	Highest Annual Cost Estimate: HR 10 Contract: $1,728
Lowest Annual Cost Estimate SEP Contract: $1,556	Highest Annual Cost Estimate SEP Contract: $1,728
Lowest Annual Cost Estimate Group IRA Contract: $0	Highest Annual Cost Estimate Group IRA Contract: $0
Lowest Annual Cost Estimate Corporate 401 Contract: $1,556	Highest Annual Cost Estimate Corporate 401 Contract: $1,728

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.19%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge equal to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000741863% The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate HR 10 Contract: $1,556	Highest Annual Cost Estimate: HR 10 Contract: $1,728
Lowest Annual Cost Estimate SEP Contract: $1,556	Highest Annual Cost Estimate SEP Contract: $1,728
Lowest Annual Cost Estimate Group IRA Contract: $0	Highest Annual Cost Estimate Group IRA Contract: $0
Lowest Annual Cost Estimate Corporate 401 Contract: $1,556	Highest Annual Cost Estimate Corporate 401 Contract: $1,728

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•    Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•    Not all Fixed Interest Options may be available for current or future investment;

•    There are certain restrictions on transfers from the Fixed Interest Options;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•    We may discontinue or restrict the availability of an optional benefit;

•    Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•    If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options.”

Tax Implications [Text Block]

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or IRA; and

•    Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•    We pay compensation to broker/dealers whose registered representatives sell the Contract.

•    Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•    Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	5.00%
Allocation and Transfer Fees[5]	$10.00
Premium Tax[6]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

	CONTRACTS
	Applicable to HR 10	Applicable to SEP	Applicable to Corporate 401	Applicable to Group IRA
Annual Maintenance Fee[7]	$30.00	$30.00	$30.00	—
Base Contract Expenses[8] (as a percentage of average Account Value)	1.50%	1.25%	1.19%	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[4]	This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under Group IRA Contract. See “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”
[5]	We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “CHARGES AND FEES – Transaction Fees – Allocation and Transfer Fees.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”
[7]	This fee is deducted from each individual or plan account. It may be reduced or waived in certain circumstances. The maintenance fee does not apply to amounts held under Group IRA Contract. See “CHARGES AND FEES – Periodic Fees and Charges – Annual Maintenance Fee.”
[8]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges.”

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.48%	0.69%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	5.00%
Allocation and Transfer Fees[5]	$10.00
Premium Tax[6]	0.00% to 4.00%

Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under Group IRA Contract. See “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”
Exchange Fee, Current [Dollars]	$ 10.00
Exchange Fee, Footnotes [Text Block]	We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “CHARGES AND FEES – Transaction Fees – Allocation and Transfer Fees.”
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	CONTRACTS
	Applicable to HR 10	Applicable to SEP	Applicable to Corporate 401	Applicable to Group IRA
Annual Maintenance Fee[7]	$30.00	$30.00	$30.00	—
Base Contract Expenses[8] (as a percentage of average Account Value)	1.50%	1.25%	1.19%	1.25%

Administrative Expense, Footnotes [Text Block]	This fee is deducted from each individual or plan account. It may be reduced or waived in certain circumstances. The maintenance fee does not apply to amounts held under Group IRA Contract. See “CHARGES AND FEES – Periodic Fees and Charges – Annual Maintenance Fee.”
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.48%	0.69%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	0.69%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. . To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder). Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder).
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death. Under the Corporate 401 Contract, the HR 10 Contract and the SEP Contract, the death benefit is payable to the Contract Holder. The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”). Under the Group IRA Contract, each participant must name a Beneficiary who shall be entitled to receive any death benefit due under the Contract.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX B and the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. . To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder). Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder).
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death. Under the Corporate 401 Contract, the HR 10 Contract and the SEP Contract, the death benefit is payable to the Contract Holder. The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”). Under the Group IRA Contract, each participant must name a Beneficiary who shall be entitled to receive any death benefit due under the Contract.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX B and the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Operation of Benefit [Text Block]

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX B and the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
***	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
****	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
***	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
****	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short-Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Voya Government Money Market Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Account Value Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. . To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder). Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Name of Benefit [Text Block]	Account Value Death Benefit
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder).
Name of Benefit [Text Block]	Systematic Distribution Options
Deduction of Advisory Fees from Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Applicable to HR 10 [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.69%
Lowest Annual Cost [Dollars]	$ 1,556
Highest Annual Cost [Dollars]	1,728
Administrative Expense, Current [Dollars]	$ 30.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,123	$11,567	$15,124	$22,650

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,123
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 5 Years, Maximum [Dollars]	15,124
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,650
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,970	$6,094	$10,474	$22,650

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,970
No Surrender Expense, 3 Years, Maximum [Dollars]	6,094
No Surrender Expense, 5 Years, Maximum [Dollars]	10,474
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,650
Applicable to SEP [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.69%
Lowest Annual Cost [Dollars]	$ 1,556
Highest Annual Cost [Dollars]	1,728
Administrative Expense, Current [Dollars]	$ 30.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,123	$11,567	$15,124	$22,650

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,123
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 5 Years, Maximum [Dollars]	15,124
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,650
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,970	$6,094	$10,474	$22,650

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,970
No Surrender Expense, 3 Years, Maximum [Dollars]	6,094
No Surrender Expense, 5 Years, Maximum [Dollars]	10,474
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,650
Applicable to Group IRA [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.69%
Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$0	$0	$0	$0

Surrender Expense, 1 Year, Maximum [Dollars]	$ 0
Surrender Expense, 3 Years, Maximum [Dollars]	0
Surrender Expense, 5 Years, Maximum [Dollars]	0
Surrender Expense, 10 Years, Maximum [Dollars]	$ 0
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$0	$0	$0	$0

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 0
No Surrender Expense, 3 Years, Maximum [Dollars]	0
No Surrender Expense, 5 Years, Maximum [Dollars]	0
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 0
Applicable to Corporate 401 [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.69%
Lowest Annual Cost [Dollars]	$ 1,556
Highest Annual Cost [Dollars]	1,728
Administrative Expense, Current [Dollars]	$ 30.00
Base Contract Expense (of Average Account Value), Current [Percent]	1.19%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,123	$11,567	$15,124	$22,650

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,123
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 5 Years, Maximum [Dollars]	15,124
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,650
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,970	$6,094	$10,474	$22,650

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,970
No Surrender Expense, 3 Years, Maximum [Dollars]	6,094
No Surrender Expense, 5 Years, Maximum [Dollars]	10,474
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,650